Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	84 Months Ended	113 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000164501
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%		2.86%		3.82%
C000164505
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%		5.54%		5.88%
C000164507
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%		6.91%		6.78%
C000164510
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%		8.33%		7.67%
C000164511
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%		9.68%		8.49%
C000164513
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%		10.53%		8.88%
C000164515
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%		10.65%		8.93%
C000164517
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%		10.73%		8.98%
C000164519
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%		10.84%		9.03%
C000219039
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	9.52%
Without Sales Load [Member] | C000164501
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%		4.08%		4.47%
Without Sales Load [Member] | C000121558
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%		4.42%			4.23%
Without Sales Load [Member] | C000201116
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%		3.79%	3.84%
Without Sales Load [Member] | C000164502
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%		4.44%		4.81%
Without Sales Load [Member] | C000164505
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%		6.80%		6.54%
Without Sales Load [Member] | C000121560
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%		7.02%			5.88%
Without Sales Load [Member] | C000201118
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%		6.53%	5.52%
Without Sales Load [Member] | C000164506
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%		7.10%		6.85%
Without Sales Load [Member] | C000164507
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%		8.19%		7.44%
Without Sales Load [Member] | C000121561
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%		8.46%			6.71%
Without Sales Load [Member] | C000201119
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%		7.95%	6.37%
Without Sales Load [Member] | C000164508
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%		8.52%		7.77%
Without Sales Load [Member] | C000164510
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%		9.61%		8.35%
Without Sales Load [Member] | C000121562
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%		9.95%			7.50%
Without Sales Load [Member] | C000201120
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%		9.34%	7.22%
Without Sales Load [Member] | C000164509
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%		9.95%		8.67%
Without Sales Load [Member] | C000164511
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		10.99%		9.16%
Without Sales Load [Member] | C000121563
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%		11.31%			8.20%
Without Sales Load [Member] | C000201121
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%		10.72%	8.10%
Without Sales Load [Member] | C000164512
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.35%		9.51%
Without Sales Load [Member] | C000164513
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%		11.85%		9.57%
Without Sales Load [Member] | C000121564
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%		12.22%			8.62%
Without Sales Load [Member] | C000201122
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%		11.55%	8.55%
Without Sales Load [Member] | C000164514
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%		12.23%		9.94%
Without Sales Load [Member] | C000164515
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%		11.96%		9.61%
Without Sales Load [Member] | C000121565
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%		12.30%			8.65%
Without Sales Load [Member] | C000201123
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%		11.67%	8.58%
Without Sales Load [Member] | C000164516
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%		12.35%		9.98%
Without Sales Load [Member] | C000164517
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%		12.05%		9.67%
Without Sales Load [Member] | C000121566
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%		12.42%			8.72%
Without Sales Load [Member] | C000201124
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%		11.75%	8.62%
Without Sales Load [Member] | C000164518
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%		12.48%		10.06%
Without Sales Load [Member] | C000164519
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%		12.15%		9.72%
Without Sales Load [Member] | C000161488
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%		12.58%		10.08%
Without Sales Load [Member] | C000201125
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%		11.85%	8.71%
Without Sales Load [Member] | C000164520
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%		12.58%		10.10%
Without Sales Load [Member] | C000219039
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%	10.87%
Without Sales Load [Member] | C000219040
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.13%
Without Sales Load [Member] | C000219041
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	10.58%
Without Sales Load [Member] | C000219038
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	11.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.32%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.32%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.32%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.32%)
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%		4.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%			4.31%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%	4.56%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%		4.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%		7.23%		7.06%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%		7.23%			6.16%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%		7.23%	6.16%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%		7.23%		7.06%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%		7.86%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%			6.87%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%	6.89%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%		7.86%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%		9.95%		8.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%		9.95%			7.61%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%		9.95%	7.69%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%		9.95%		8.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%		9.36%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%			8.19%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%	8.33%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%		9.36%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%		11.80%		9.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%		11.80%			8.56%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%		11.80%	8.75%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%		11.80%		9.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%		12.12%		10.00%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%		12.12%			8.75%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%		12.12%	8.92%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%		12.12%		10.00%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%		12.27%		10.11%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%			9.25%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%		12.27%			8.83%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%		12.27%	8.99%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%		12.27%		10.11%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%		12.25%		10.18%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%		12.25%		10.18%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%	9.88%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%		12.25%	9.02%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		13.37%		10.85%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%		12.25%		10.18%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	11.76%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.07%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	11.76%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.07%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	11.76%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.07%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	11.76%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.07%